UBS Select Treasury Capital Fund
UBS Select Treasury Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Capital Fund UBS Select Treasury Capital Fund
Maximum front-end sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Select Treasury Capital Fund UBS Select Treasury Capital Fund	[1]
Management fees	0.20%
Distribution (12b-1) fees	none
Other expenses	0.17%
Shareholder servicing fee	0.15%
Miscellaneous expenses	0.02%
Total annual fund operating expenses	0.37%
Fee waiver/expense reimbursement	0.17%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.20%	[2]
[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2020 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund | USD ($)	20	102	191	451

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests in a diversified portfolio of high quality, US Treasury money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. By operating as a government money market fund, the fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the fund’s board may elect to subject the fund to liquidity fee and gate requirements in the future, the board has not elected to do so at this time. In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Select Treasury Capital Fund Annual Total Returns Total return (2013 was the fund’s first full calendar year of operations)

Total return January 1 to June 30, 2019: 1.12% Best quarter during years shown—4Q 2018: 0.52% Worst quarters during years shown—1Q 2013; 1Q 2014; 1Q 2015: 0.00% (Actual total returns were 0.0025%)
Average annual total returns (for the periods ended December 31, 2018)

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund	1.68%	0.51%	0.40%	Jul. 16, 2012